Oct. 22, 2021

Supplement Dated October 22, 2021

To The Prospectus Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective September 3, 2021, for the JNL/American Funds Capital Income Builder Fund, please delete all references to and information for David M. Riley.

Effective October 1, 2021, for the JNL Multi-Manager International Small Cap Fund, please delete all references to and information for Milena Mileva.

In the section, “Summary Overview of Each Fund,” under “Investment Objective,” for the JNL/American Funds Bond Fund of America Fund, please delete the paragraph in the entirety and replace with the following:

Investment Objective. The Fund (“Fund” or “Feeder Fund”) seeks to provide as high a level of current income as is consistent with the preservation of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - The Bond Fund of America® (“Master Fund”).

Effective November 1, 2021, in the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/American Funds Washington Mutual Investors Fund, please delete the second paragraph in its entirety.

Effective October 1, 2021, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager International Small Cap Fund, please delete the Portfolio Managers table and corresponding endnote in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	August 2018	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	August 2018	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	August 2018	Assistant Vice President and Portfolio Manager, JNAM
Praveen Kumar	April 2021	Portfolio Manager, Baillie Gifford & Co.*
Brian Lum, CFA	April 2021	Portfolio Manager, Baillie Gifford & Co.*
Charlie Broughton, CFA	October 2021	Portfolio Manager, Baillie Gifford & Co.*
Steve Vaughan, CFA	April 2021	Portfolio Manager, Baillie Gifford & Co.*
Arjun Jayaraman, Ph.D., CFA	August 2018	Head of Quantitative Research and Portfolio Manager, Causeway
MacDuff Kuhnert	August 2018	Director and Portfolio Manager, Causeway
Joe Gubler, CFA	August 2018	Director and Portfolio Manager, Causeway
Ryan Myers	January 2021	Director and Portfolio Manager, Causeway
Gregory S. Ise, CFA	August 2018	Portfolio Manager and Business Analyst, WCM
Sanjay Ayer, CFA	August 2018	Portfolio Manager and Business Analyst, WCM

* Baillie Gifford & Co. is the 100% owner of Baillie Gifford.

Effective October 1, 2021, in the section, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/T. Rowe Price U.S. High Yield Fund, please add the following after the last paragraph:

JNAM will voluntarily waive 0.025% of management fees on the Fund’s assets up to $500 million and 0.03% on assets over $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the section, “Additional Information About Each Fund,” under “Investment Objective,” for the JNL/American Funds Bond Fund of America Fund, please delete the paragraph in the entirety and replace with the following:

Investment Objective. The Fund (“Fund” or “Feeder Fund”) seeks to provide as high a level of current income as is consistent with the preservation of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - The Bond Fund of America® (“Master Fund”).

Effective November 1, 2021, in the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/American Funds Washington Mutual Investors Fund, please delete the second paragraph in its entirety.

Effective October 1, 2021, in the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” subsection, “The Sub-Advisers to the JNL Multi-Manager International Small Cap Fund,” please delete the fourth in the entirety and replace with the following:

Charlie Broughton joined Baillie Gifford in 2014 and is a portfolio manager in the Smaller Companies Team. He is a CFA Charterholder. Mr. Broughton graduated MA (Hons) in Medieval History and Archaeology from the University of St. Andrews in 2013. Mr. Broughton has been a member of the team since 2021.

This Supplement is dated October 22, 2021.

JNL/American Funds Bond Fund of America Fund

In the section, “Summary Overview of Each Fund,” under “Investment Objective,” for the JNL/American Funds Bond Fund of America Fund, please delete the paragraph in the entirety and replace with the following:

Investment Objective. The Fund (“Fund” or “Feeder Fund”) seeks to provide as high a level of current income as is consistent with the preservation of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - The Bond Fund of America® (“Master Fund”).

JNL/American Funds Washington Mutual Investors Fund

Effective November 1, 2021, in the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/American Funds Washington Mutual Investors Fund, please delete the second paragraph in its entirety.

JNL/T. Rowe Price U.S. High Yield Fund

Effective October 1, 2021, in the section, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/T. Rowe Price U.S. High Yield Fund, please add the following after the last paragraph:

JNAM will voluntarily waive 0.025% of management fees on the Fund’s assets up to $500 million and 0.03% on assets over $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.